ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class of Stock [Line Items]
Dividends to be distributed to shareholders		¥ 50,209
Declared date of dividends to be distributed to shareholders		2023-05
Record date of dividends to be distributed to shareholders		Mar. 31, 2023
Amount available for dividends under the Japanese Companies Act	¥ 884,149
Equity in undistributed earnings of the companies accounted for by the equity method	25,091	¥ 15,006	¥ 481
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	13,623
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 104,346